ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 26, 2021
Product Information [Line Items]
Entity incorporation, date of incorporation	Dec. 15, 2014		Dec. 15, 2014
Warrant to purchase shares					1
Marketing expense			$ 507,503	$ 171,030
Earnings per share basic	$ (0.34)	$ (20.73)	$ (23.91)	$ (121.20)
Warrant liabilities	$ 106,707		$ 93,458
Marketing and advertising cost	$ 252,725	$ 80,970	$ 507,503	$ 171,030
Income tax examination description	less than a 50% likelihood		less than a 50% likelihood
Income tax expense
Third Party Vendor [Member]
Product Information [Line Items]
Accounts payable and accrued expenses	$ 0		$ 0	$ 0
Supplier Concentration Risk [Member] | Inventory [Member] | Third Party Vendor [Member]
Product Information [Line Items]
Concentration risk, percentage	20.00%		20.00%
26 Investors [Member]
Product Information [Line Items]
Investors, price per share			$ 20.00
Invested fair value			$ 60,000
Common Stock [Member] | American Rebel Inc [Member]
Product Information [Line Items]
Stock issued during period shares other			8,711
Warrant to purchase shares			250
Number of shares cancelled during the period			4,500